Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Line Items]
Cost of components	$ 25,632	$ 16,703	$ 21,957	[1]
Wages and benefits	36,877	28,684	31,796
Share-based payment expenses	2,985	1,797	1,812
Foreign exchange gains and losses related to hedges of euro	2,650	(71)	(366)	[1]
Wages and salaries	25,485	19,953	22,501
Social security costs and other payroll taxes	8,222	6,748	7,286
Other benefits	146	161	125
Pension costs	39	25	72
Expense for defined contributions plans	1,318	1,254	1,369
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	23,376	14,039	19,058
Depreciation and impairment	573	959	1,088
Amortization of intangible assets	159	159	158
Wages and benefits	1,993	1,780	2,368
Share-based payment expenses	42	10	8
Assembly services, royalties and other	1,323	1,538	1,682
Included in operating expenses (between gross profit and operating result):
Expense By Nature [Line Items]
Depreciation and impairment	3,179	3,167	1,972
Amortization of intangible assets	5,859	4,120	2,945
Wages and benefits	31,899	25,052	27,616
Share-based payment expenses	2,943	1,787	1,804
Foreign exchange gains and losses related to hedges of euro	106	71	(27)
Other, net	$ 4,150	$ 6,140	$ 13,095

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.